LEASES - Maturities of undiscounted lease payments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
LEASES
2024	¥ 6,856,443
2025	868,460
2026	94,340
2027	17,366
2028	11,062
Thereafter	35,344
Total undiscounted lease payments	¥ 7,883,015